Sensitivity analysis to key market risks (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Interest rate risk
Sensitivity analysis
Floor for movements in interest rates in sensitivity analysis	0.00%
Interest rate risk | Asia insurance operations
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	0.50%	1.00%
Net effect on shareholders' equity, decrease in assumption	$ (1,203)	$ (702)
Net effect on profit after tax, decrease in assumption	$ (1,203)	$ (702)
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Net effect on shareholders' equity, increase in assumption	$ 64	$ (718)
Net effect on profit after tax, increase in assumption	$ 64	$ (718)
Interest rate risk | US insurance operations
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	0.50%	1.00%
Net effect on shareholders' equity, decrease in assumption	$ (90)	$ 20
Net effect on profit after tax, decrease in assumption	(1,036)	(2,224)
Net effect on other comprehensive income, decrease in assumption	$ 946	$ 2,244
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Net effect on shareholders' equity, increase in assumption	$ (123)	$ (553)
Net effect on profit after tax, increase in assumption	1,577	1,691
Net effect on other comprehensive income, increase in assumption	$ (1,700)	$ (2,244)
Equity and property price risk | Asia insurance operations
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Net effect on shareholders' equity, decrease in assumption	$ (559)	$ (816)
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, increase in assumption	$ 302	$ 408
Equity and property price risk | US insurance operations
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Net effect on shareholders' equity, decrease in assumption	$ 2,174	$ 762
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, increase in assumption	$ (484)	$ 608